Expense Example, No Redemption (Vanguard Total International Bond Index Fund Participant)	Vanguard Total International Bond Index Fund Vanguard Total International Bond Index Fund - Investor Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	24
3 YEAR	74
5 YEAR	130
10 YEAR	293